Embark Small Cap Equity Fund Expense Example - Embark Small Cap Equity Fund	Oct. 31, 2025 USD ($)
Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	818
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	$ 914